Segment reporting (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 Customer Segment	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Segment reporting [Abstract]
Number of reportable segments	3
Number of customers accounted to 2% or more of Company's net revenue	0	0	0